Equity reserves and long-term incentive plan awards	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Equity reserves and long-term incentive plan awards [Text Block]

17. Equity reserves and long‐term incentive plan awards

The Company has a stock option plan and a share unit plan under which restricted share units ("RSUs"), performance share units ("PSUs"), deferred share units ("DSUs") and phantom share units may be awarded to directors, officers, employees and other service providers. All awards under the share unit plan may be designated by the Company's Board of Directors to be settled in either cash, shares or a combination thereof.

Under the two plans, when combined, the number of shares issuable cannot exceed 9% of the issued and outstanding common shares of the Company. Specifically, shares reserved for issuance under the share unit plan, when designated as equity‐settled, may not exceed 5% of the issued and outstanding common shares of the Company. Share units designated as cash-settled units at the grant date are not considered in computing the limits of the share unit plan. Share units designated at the time of grant as being settled in either cash or shares, at the Board's discretion, are considered in computing limits under the share unit plan as they may be dilutive upon vesting.

RSUs, PSUs and DSUs granted prior to 2025 may be settled in cash or equity at the discretion of the Board. Given the Company's past practice of settling in cash, these awards have been designated as cash-settled awards at the time of grant, and therefore represent financial liabilities, which are recorded at fair value at each reporting date and adjusted for the completed proportion of the vesting period, with any changes recorded as shared-based compensation expense in the Statements of Operations and Comprehensive Income (Loss). The financial liability associated with these cash-settled awards is recorded in accounts payable and accrued liabilities for amounts expected to be settled within one year of the balance sheet date. A separate long-term incentive plan liability is presented within other non-current liabilities for amounts to be settled more than one year as of the balance sheet date.

The long-term incentive plan awards granted in 2025 were designated by the Board to be settled in shares upon vesting.

(a) Stock options

Options granted typically vest in one-third increments every twelve months following the grant date for a total vesting period of three years. Stock options have a maximum term of five years following the grant date. The fair value of stock options granted is determined using the Black Scholes option pricing model. Expected volatility was determined based on the historical volatility of the Company's share price over a period consistent with the expected life of the stock options.

The following table is a reconciliation of the movement in the number of stock options outstanding for the years ended December 31, 2025 and 2024:

		Weighted average
		exercise price
	Number of Options	C$
Balance, January 1, 2024	12,575,335	0.97
Granted	3,534,000	1.31
Exercised	(3,605,160)	1.08
Expired/Forfeited	(1,454,336)	0.98
Balance, December 31, 2024	11,049,839	1.04
Granted	2,494,000	1.81
Exercised	(2,634,495)	1.08
Forfeited	(855,669)	1.07
Balance, December 31, 2025	10,053,675	1.21

For stock options granted during the years ended December 31, 2025 and 2024, the following assumptions were applied in the Black Scholes option pricing model:

	Year ended December 31,
	2025	2024
Expected life of option (years)	3.6	3.7
Forfeiture rate	17.6%	17.9%
Dividend yield	0.0%	0.0%
Risk‐free rate	4.0%	4.3%
Volatility	56.0%	57.6%
Black Scholes fair value per option (in US dollars)	$0.55	$0.44

The following table summarizes stock options outstanding and exercisable as at December 31, 2025:

	Total options outstanding			Total options exercisable
		Weighted	Weighted		Weighted	Weighted
		average	average		average	average
Range of	Number of	contractual life	exercise price	Number of	contractual life	exercise price
exercise price	options	(years)	C$	options	(years)	C$
C$0.00‐C$1.00	4,317,004	1.77	0.76	3,302,999	1.62	0.72
C$1.01‐C$2.00	5,693,337	3.04	1.55	1,695,332	1.16	1.42
C$2.01‐C$3.00	43,334	3.37	2.37	‐	‐	‐
	10,053,675	2.50	1.21	4,998,331	1.46	0.96

The following table summarizes share-based compensation expense recognized on stock options and aggregate gross proceeds received by the Company on stock option exercises for the years ended December 31, 2025 and 2024:

	Year ended December 31,
	2025	2024
	$	$
Share‐based compensation expense	1,049	1,128
Gross proceeds from stock option exercises	2,058	2,843

(b) Restricted share units

RSUs granted vest in one-third increments every twelve months following the grant date for a total vesting period of three years. The following table is a reconciliation of the movement in the number of RSUs outstanding for the years ended December 31, 2025 and 2024:

	Number of RSUs
	December 31, 2025	December 31, 2024
Balance, beginning of year	548,284	564,237
Assumed in Acquisition	‐	75,760
Granted	223,000	270,000
Settled in cash	(204,581)	(302,046)
Settled in common shares	(77,996)	‐
Forfeited	(49,267)	(59,667)
Balance, end of year	439,440	548,284

For all RSUs granted during the year ended December 31, 2025, the awards vest in three equal tranches over a service period of three years and had an estimated weighted average forfeiture rate of 8.8% (year ended December 31, 2024 - awards granted vest over a service period of three years and had an estimated forfeiture rate of 23.9%). RSU awards granted in 2025 have been classified as equity-settled awards, and therefore the fair value determined on the grant date is amortized over the vesting period of three years.

The following table is a reconciliation of the movement in the RSU liability for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	380	265
Assumed in Acquisition	‐	30
Awards vested and change in fair value, net of forfeited awards	439	494
Settled in cash	(281)	(409)
Equity‐settled units transferred to share capital	(97)	‐
Total RSU liability, end of year	441	380
Less: current portion of RSU liability	(357)	(281)
Total non-current RSU liability, end of year	84	99

(c) Performance share units

PSUs granted prior to December 31, 2023 vest in either one-half or one-third increments every twelve months following the grant date for a total vesting period of three years. PSUs granted from January 1, 2024 onwards have a cliff vesting feature and vest after a service period of three years.

All PSUs contain a performance criterion applied to the number of units that vest. The number of units that vest will be determined by the Company's relative share price performance in comparison to a peer group of companies or upon achievement of certain Company strategic objectives. The PSU performance multiplier ranges from 0% to 150%.

The following table is a reconciliation of the movement in the number of PSUs outstanding for the years ended December 31, 2025 and 2024:

	Number of PSUs
	December 31, 2025	December 31, 2024
Balance, beginning of year	1,476,487	2,501,482
Granted	612,000	884,000
Settled in cash	(592,750)	(1,709,427)
Added due to performance condition	154,498	191,383
Forfeited	(58,267)	(390,951)
Balance, end of year	1,591,968	1,476,487

For all PSUs granted during the year ended December 31, 2025, the awards cliff vest after a service period of three years, had an estimated forfeiture rate of 7.0% and a fair value per award of C$1.76 (year ended December 31, 2024 - awards cliff vest over a service period of three years and had an estimated forfeiture rate of 20.8%). PSUs granted in 2025 have been designated as equity-settled awards, and therefore the fair value determined on the grant date is amortized equally over the vesting period of three years.

The following table is a reconciliation of the movement in the PSU liability for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	927	1,497
Awards vested and change in fair value, net of forfeited awards	1,112	1,909
Settled in cash	(719)	(2,479)
Total PSU liability, end of year	1,320	927

Less: current portion of PSU liability	(918)	(560)
Total non-current PSU liability, end of year	402	367

(d) Deferred share units

DSUs granted vest over a period of one year and will be paid to directors upon their retirement from the Board of Directors of the Company or upon a change of control.

The following table is a reconciliation of the movement in the number of DSUs outstanding for the years ended December 31, 2025 and 2024:

	Number of DSUs
	December 31, 2025	December 31, 2024
Balance, beginning of year	4,830,900	5,068,275
Granted	962,900	1,045,200
Settled in cash	‐	(1,194,975)
Forfeited	‐	(87,600)
Balance, end of year	5,793,800	4,830,900

For all DSUs granted during the year ended December 31, 2025 and 2024, the awards vest quarterly over a service period of one year and had an estimated weighted‐average forfeiture rate of 0.0%. All DSUs granted during the year ended December 31, 2025 had a fair value per award of C$1.76. DSU awards granted in 2025 have been classified as equity-settled awards, and therefore the fair value determined on the grant date is amortized over the vesting period of one year. During the year ended December 31, 2025, the Company recognized $1.2 million of share-based compensation expense related to equity-settled DSU awards (year ended December 31, 2024 - nil as DSU awards granted were designated as cash-settled).

The following table is a reconciliation of the movement in the DSU liability for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	6,098	4,695
Awards vested and change in fair value, net of forfeited awards	6,219	3,343
Effect of foreign exchange on DSU liability	(12)	‐
Settled in cash	‐	(1,940)
Total DSU liability, end of year	12,305	6,098

The financial liability associated with cash-settled DSU awards is presented in accounts payable and accrued liabilities in the Statement of Financial Position.

(e) Share-based compensation expense

The following table is a summary of share-based compensation expense for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	$	$
Equity‐settled awards:
Stock options (note 17(a))	1,049	1,128
Share units	1,486	‐
Share‐based compensation expense, equity‐settled awards	2,535	1,128
Share‐based compensation expense, cash‐settled awards	7,771	5,746
Total share-based compensation expense (note 22)	10,306	6,874